Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Oct. 15, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Equity Grants

We generally grant annual equity-based awards, including stock options and RSUs, to our executive officers in the first quarter of each year, in connection with our annual compensation review process, although the exact timing may change from year to year. For example, in recent years our annual compensation review process has typically taken place later in the quarter, while in 2026 our annual compensation review process took place in the first half of the quarter, consistent with the practice of several of our peer companies. Our Compensation Committee and/or our Board may also grant equity awards, including stock options and RSUs, at different times of the year for new hires. In 2025, neither our Compensation Committee nor our Board granted equity awards in anticipation of the release of material non-public information, and we have not timed, and have no plans or programs that are intended to time, the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any Current Report on Form 8-K that discloses material nonpublic information. Except for the stock option grant to Mr. Kelly in connection with his commencement of employment as disclosed below, none of our other NEOs were granted stock options within such period and we did not grant any stock options, stock appreciation rights, or similar option-like instruments to our NEOs during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing of the Company’s Annual Report on Form 10-K.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Thomas Kelly	10/15/2025	225,000	$41.90	$5,809,602	(1%)

Award Timing Method	We generally grant annual equity-based awards, including stock options and RSUs, to our executive officers in the first quarter of each year, in connection with our annual compensation review process, although the exact timing may change from year to year. For example, in recent years our annual compensation review process has typically taken place later in the quarter, while in 2026 our annual compensation review process took place in the first half of the quarter, consistent with the practice of several of our peer companies. Our Compensation Committee and/or our Board may also grant equity awards, including stock options and RSUs, at different times of the year for new hires.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any Current Report on Form 8-K that discloses material nonpublic information. Except for the stock option grant to Mr. Kelly in connection with his commencement of employment as disclosed below, none of our other NEOs were granted stock options within such period and we did not grant any stock options, stock appreciation rights, or similar option-like instruments to our NEOs during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing of the Company’s Annual Report on Form 10-K.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Thomas Kelly	10/15/2025	225,000	$41.90	$5,809,602	(1%)

Awards Close in Time to MNPI Disclosures
Name		Thomas Kelly
Underlying Securities | shares		225,000
Exercise Price | $ / shares		$ 41.9
Fair Value as of Grant Date | $		$ 5,809,602
Underlying Security Market Price Change | Rate		(1.00%)